Discontinued Operations (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operation Additional Disclosures [Abstract]
Revenues	$ 726,000	$ 1,833,000	$ 7,039,000	$ 10,145,000	$ 16,697,000
Expenses	(609,000)	(1,078,000)	(4,642,000)	(5,771,000)	(8,825,000)
Gain on deconsolidation of a subsidiary			1,008,000	0	0
(Loss) gain on sale of real estate	(181,000)	781,000	(3,391,000)	460,000	7,701,000
Impairment charges	(2,425,000)	0	(6,722,000)	(14,241,000)	(6,908,000)
(Loss) income from discontinued operations	(2,489,000)	1,536,000	(6,708,000)	(9,407,000)	8,665,000
Real Estate Properties Sold [Line Items]
Net Selling Price	2,400,000	9,200,000	12,500,000	14,600,000	43,500,000
Number Of Real Estate Properties Sold	two	two	seven	seven	five
(Loss) gain on sale of real estate	(181,000)	781,000	(3,391,000)	460,000	7,701,000
Impairment Charge Recognized	2,400,000
Net investments in properties, attributable to deconsolidated subsidiary	597,878,000		621,182,000	548,131,000
Impairment charges included in discontinued operations	2,425,000	0	6,722,000	14,241,000	6,908,000
Impairment Recognized in 2009 [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized				6,000,000	900,000
Impairment Recognized In 2010 [Member]
Discontinued Operation Additional Disclosures [Abstract]
Impairment charges		(2,300,000)
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized			2,700,000	5,900,000
Impairment charges included in discontinued operations		2,300,000
Impairment Recognized in 2008 [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized					500,000
Impairment Recognized in 2007 [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized					600,000
Deconsolidation Financials [Member]
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized			5,600,000
Net investments in properties, attributable to deconsolidated subsidiary			5,300,000
Non recourse debt of deconsolidated subsidiary			6,300,000
Impairment Recognized in 2011 [Member]
Discontinued Operation Additional Disclosures [Abstract]
Impairment charges	(800,000)
Real Estate Properties Sold [Line Items]
Impairment Charge Recognized	800,000
Impairment charges included in discontinued operations	800,000
Assets Held-for-sale [Member]
Discontinued Operation Additional Disclosures [Abstract]
Impairment charges		(5,800,000)
Real Estate Properties Sold [Line Items]
Net Selling Price	13,200,000	13,200,000
Impairment Charge Recognized	5,800,000
Impairment charges included in discontinued operations		$ 5,800,000